Fair Value Measurements (Details) - Schedule of changes in the fair value of derivative warrant liabilities - Blue Water Acquisition Corp [Member] - USD ($)	3 Months Ended		7 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of changes in the fair value of derivative warrant liabilities [Line Items]
Warrant liabilities	$ 2,270,255	$ 16,698,635
Issuance of Public and Private warrants		(3,277,500)	15,776,805
Change in fair value of warrant liabilities	899,140	(11,150,880)	921,830
Warrant liabilities	$ 3,169,395	$ 2,270,255	$ 16,698,635